Advantus Money Market Fund
Summary: SFT Advantus Government Money Market Fund
SFT Advantus Government Money Market Fund: Investment Objective
The Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
SFT Advantus Government Money Market Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Advantus Money Market Fund SFT Advantus Money Market Fund USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advantus Money Market Fund SFT Advantus Money Market Fund
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.87%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Advantus Money Market Fund | SFT Advantus Money Market Fund | USD ($)	89	277	481	1,071

SFT Advantus Government Money Market Fund: Principal Investment Strategies
The Fund intends to maintain a one dollar ($1.00) net asset value per share, although there is no assurance it will be successful in doing so.

The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). In addition, under normal circumstances the Fund invests at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities. For this purpose, a “government security” is a security issued or guaranteed as to principal and interest by:
  the U.S. government; or
  a person controlled or supervised by, and acting as an instrumentality of, the U.S. government pursuant to authority granted by the U.S. Congress.
The Fund may also invest a portion of its assets in shares of other money market funds, but only if such funds qualify as ‘government’ money market funds under applicable rules of the U.S. Securities and Exchange Commission (SEC).

U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the issuer or instrumentality. The Fund invests only in U.S. dollar-denominated securities that mature in 397 calendar days or less from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days.

The Fund’s investments will comply with applicable rules of the SEC governing the type, quality, maturity and diversification of securities held by government money market funds. Prior to April 29, 2016 the Fund operated as a general money market fund and invested its assets in a variety of money market securities, including commercial paper, other domestic corporate obligations, and securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. Effective April 29, 2016, however, the Fund changed its name and converted to a ‘government money market fund’ as defined in SEC Rule 2a-7 (the “Rule”). The Fund’s current principal investment strategies, as described above, are consistent with the limitations imposed by the Rule on a government money market fund’s investment of its assets.
SFT Advantus Government Money Market Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Credit Risk – the risk that the Fund may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
  Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the Fund’s dividends.
  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.
  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.
  Liquidity Risk – the risk that the Fund’s ability to sell particular securities at an advantageous price or in a timely manner will be impaired due to low trading volume, lack of a market maker, or legal restrictions. The recent increase in capital requirements and potential for increased regulation may negatively impact market liquidity going forward. In the event certain securities experience low trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.
  Repurchase Agreement Risk – the risk that if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the Fund, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
SFT Advantus Government Money Market Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 125 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future. Due to the Fund’s conversion to a government money market fund (see “Principal Investment Strategies” above), the Fund’s historical total return information may not provide an accurate indication of the Fund’s risks or future returns. It is expected that the Fund’s future total returns will be lower than historical returns due to the Fund’s conversion to a government money market fund.
Calendar Year Total Returns

Best Quarter (ended Q3 ’06 and Q2 ’07): 1.16% Worst Quarter (ended Q3 ’09 thru Q2 ’10 and Q4 ’10 thru Q4 ’15): 0.00%
Average Annual Total Return (for periods ending December 31, 2015)
Average Annual Total Returns	1 Year	5 Years	10 Years
Advantus Money Market Fund | SFT Advantus Money Market Fund	none	none	1.12%